Credit Risk	3 Months Ended
Mar. 31, 2023
Risks And Uncertainties [Abstract]
Credit Risk

Note 18. Credit Risk

The Companies’ accounting policies for credit risk are discussed in Note 24 to the Consolidated Financial Statements in the Companies’ Annual Report on Form 10-K for the year ended December 31, 2022.

At March 31, 2023, Dominion Energy’s credit exposure totaled $217 million, primarily related to price risk management activities. Of this amount, investment grade counterparties, including those internally rated, represented 89%. No single counterparty, whether investment grade or non-investment grade, exceeded $48 million of exposure. At March 31, 2023, Virginia Power’s exposure related to wholesale customers totaled $34 million. Of this amount, investment grade counterparties, including those internally rated, represented 54%. No single counterparty, whether investment grade or non-investment grade, exceeded $13 million of exposure.

Credit-Related Contingent Provisions

Certain of Dominion Energy and Virginia Power's derivative instruments contain credit-related contingent provisions. These provisions require Dominion Energy and Virginia Power to provide collateral upon the occurrence of specific events, primarily a credit rating downgrade. If the credit-related contingent features underlying these instruments that are in a liability position and not fully collateralized with cash were fully triggered, Dominion Energy and Virginia Power would have been required to post additional collateral to its counterparties of $106 million and $45 million, respectively, as of March 31, 2023, and $140 million and $28 million, respectively, as of December 31, 2022. The collateral that would be required to be posted includes the impacts of any offsetting asset positions and any amounts already posted for derivatives, non-derivative contracts and derivatives elected under the normal purchases and normal sales exception, per contractual terms. Dominion Energy had posted collateral of $1 million at March 31, 2023, and both Dominion Energy and Virginia Power had posted $72 million at December 31, 2022, related to derivatives with credit-related contingent provisions that are in a liability position and not fully collateralized with cash. Virginia Power had no such collateral posted at March 31, 2023. In addition, Dominion Energy and Virginia Power had both posted letters of credit as collateral with counterparties covering $6 million and $20 million of fair value of derivative instruments in a liability position at March 31, 2023 and December 31, 2022, respectively. The aggregate fair value of all derivative instruments with credit related contingent provisions that are in a liability position and not fully collateralized with cash for Dominion Energy and Virginia Power was $107 million and $45 million, respectively, as of March 31, 2023 and $212 million and $99 million, respectively, as of December 31, 2022, which does not include the impact of any offsetting asset positions.

See Note 9 for additional information about derivative instruments.